THE ADVISORS' INNER CIRCLE FUND

                             WHG LARGECAP VALUE FUND
                                WHG SMIDCAP FUND
                             WHG SMALLCAP VALUE FUND
                           WHG INCOME OPPORTUNITY FUND
                                WHG BALANCED FUND
                              WHG ALLCAP VALUE FUND

                         SUPPLEMENT DATED APRIL 29, 2010
                                     TO THE
         STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER THE HEADING "PORTFOLIO HOLDINGS ON PAGE S-36 OF THE SAI:

The Funds provide information about their complete portfolio holdings, within 10 days of the end of each calendar quarter, on the internet at http://www.whgfunds.com.

THE FOLLOWING PARAGRAPH REPLACES THE FOURTH PARAGRAPH UNDER THE HEADING "PORTFOLIO HOLDINGS" ON PAGE S-37 OF THE SAI:

The Adviser currently has three arrangements to provide Fund portfolio holdings information (including security name, ticker symbol, CUSIP, number of shares, current market value and percentage of portfolio, as well as percentage weightings for the Fund's top ten holdings) to third parties prior to the date on which portfolio holdings information is posted on the Funds' web site. In one arrangement, the Adviser provides portfolio holdings information with respect to the WHG SMidCap Fund as of the end of each calendar quarter, with at least a 14 day lag, to MaineGeneral Health and NEPC, LLC. In the second arrangement, the Adviser provides portfolio holdings information with respect to the WHG Income Opportunity Fund as of the end of each month, with at least a 14 day lag, to Retirement Advisors of America (a PH&H Investments Company). In the final arrangement, the Adviser provides portfolio holdings information with respect to the WHG LargeCap Value Fund as of the end of each month, with at least a 14 day lag, to The Concord Advisory Group, Ltd. and Bayshore Community Hospital. The information provided to these third parties, until made publicly available, is considered confidential and will not be distributed to the public nor traded upon. The Funds believe these disclosures serve a legitimate business purpose. No compensation is received by any Fund or the Adviser in connection with the disclosure of portfolio holdings information. The Funds' Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WHG-SK-014-0100

                         THE ADVISORS' INNER CIRCLE FUND

                                WHG SMIDCAP FUND
                             WHG SMALLCAP VALUE FUND

                         SUPPLEMENT DATED APRIL 29, 2010
                                     TO THE
        PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION
                          ("SAI") DATED MARCH 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

     As of April 2, 2010, Corey Henegar has left Westwood Holdings Group, LLC and is no longer a portfolio manager of the WHG SMidCap Fund or the WHG SmallCap Value Fund (the "Funds"). Accordingly, all references to Corey Henegar are hereby removed from the prospectus and SAI in their entirety. The remaining members of the investment team will continue to be jointly and primarily responsible for the day-to-day management of the Funds.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 WHG-SK-015-0100

                         THE ADVISORS' INNER CIRCLE FUND

                             WHG LARGECAP VALUE FUND
                           WHG INCOME OPPORTUNITY FUND

                         SUPPLEMENT DATED APRIL 29, 2010
                                     TO THE
          A CLASS SHARES PROSPECTUS ("PROSPECTUS") DATED MARCH 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


THE FOLLOWING SENTENCE REPLACES THE SECOND SENTENCE UNDER THE HEADING "INFORMATION ABOUT PORTFOLIO HOLDINGS" ON PAGE 21 OF THE PROSPECTUS:

Within 10 days of the end of each calendar quarter, each Fund will post its complete holdings on the internet at http://www.whgfunds.com.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 WHG-SK-016-0100